Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance
The following table shows (i) the total compensation for our chief executive officer and, on an average basis, our other named executive officers as set forth in the Summary Compensation Table (“SCT“); (ii) the “compensation actually paid“ to our chief executive officer and, on an average basis, our other named executive officers (in each case, as determined under applicable SEC rules); (iii) our TSR; (iv) the TSR of the NASDAQ US Benchmark Auto Parts TR Index over the same period, (v) our net income and (vi) our adjusted pre-tax income, which is the most important financial measure that we used to link compensation actually paid to the named executive officers for 2022 to Company performance. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our named executive officers during a covered year. No dividends were paid or accrued on stock awards for the years presented.
					Value of Initial Fixed $100 Investment Based On:
Year	SCT Total Compensation for CEO(1)	Compensation Actually Paid to CEO(1,3)	Average SCT Total Compensation for Other NEOs(2) ($)	Average Compensation Actually Paid to Other NEOs(2,3) ($)	TSR (Company)(4) ($)	TSR (Peer Group)(4) ($)	Net Income(5) ($ in thousands)	Adjusted Pre-Tax Income(6) ($ in thousands)
2022	$3,079,982	$1,006,154	$1,142,856	$508,834	$108.00	$108.00	$121,549	$189,800
2021	$3,377,508	$4,229,896	$1,255,441	$1,684,833	$142.00	$139.00	$131,532	$182,700
2020	$2,238,694	$2,707,653	$1,244,728	$1,580,887	$119.00	$114.00	$106,870	$143,050

(1)	Mr. Olsen served as president and chief executive officer for each of the three years presented in the table.
(2)
The other named executive officers for each of the years presented in the table were as follows: for fiscal 2022, Messrs. Braun, Darby, Hession and McKnight; for fiscal 2021, Messrs. Berman, Braun and Hession and Mr. Michael B. Kealey, our then-Executive Vice President, Commercial; and, for fiscal 2020, Messrs. Braun, Darby, Hession and Kealey.

(3)
SEC rules require certain adjustments be made to the SCT total compensation to determine “compensation actually paid” for purposes of the Pay vs. Performance Table, which are detailed in the table below. None of our named executive officers participate in a defined benefit plan, and so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Adjustments	FY2022		FY2021		FY2020
	CEO	Other NEOs Average	CEO	Other NEOs Average	CEO	Other NEOs Average
Total from SCT	$3,079,982	$1,142,856	$3,377,508	$1,255,441	$2,238,694	$1,244,728
Adjustments for stock and options awards
Subtract: Grant date fair value of Stock and Option Awards(a)	($1,939,418)	($592,064)	($1,469,236)	($349,122)	($825,533)	($489,673)
+: Fair value(b) of equity awards granted during the fiscal year, unvested as of fiscal year-end	$1,368,299	$451,135	$1,467,448	$348,371	$1,374,895	$804,122
+/-: Change in fair value(b) of unvested equity awards granted in prior years and outstanding at beginning and end of fiscal year	($1,289,862)	($421,790)	$750,352	$315,465	($43,367)	$45,513
+/-: Change in fair value(b) for equity awards granted in prior years that vested in the fiscal year	($212,848)	($71,304)	$103,823	$114,678	($37,036)	($23,803)
-: Fair value(b) of equity awards that were forfeited in the fiscal year	—	—	—	—	—	—
Total Impact: Adjustments for stock and option awards	($2,073,829)	($634,022)	$852,388	$ 429,393	$468,959	$336,159
Compensation Actually Paid (as calculated)	$1,006,154	$508,834	$4,229,896	$1,684,833	$2,707,653	$1,580,887
(a)	The amounts reported in this row represent the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the SCT for the applicable year.
(b)
We used a Monte Carlo simulation model to determine the grant date fair value of the 2019 and 2020 performance-based restricted stock awards that would vest based on the Company’s TSR and revalued those awards as of the end of the first, second, and third years of the performance period using the same valuation methodology for purposes of this table. We also remeasured the fair value on the vesting date based on the payout resulting from the Company’s actual RTSR (as previously disclosed for the 2019 awards) and the closing price of Company common stock on the vesting date. The remeasured fair value of the 2019 awards was $40.29 per share as of December 28, 2019 and $61.37 per share as of December 26, 2020 and $110.25 as of December 25, 2021. The remeasured fair value of the 2020 awards was $100.97 per share as of December 26, 2020 and $117.09 per share as of December 25, 2021 and $113.14 as of December 31, 2022. We also used a Monte Carlo simulation model to determine the grant date fair value of the 2021 and 2022 performance-based restricted stock awards that would vest based on the Company’s TSR and revalued those awards at the end of the first and second years of the performance period for the 2021 awards and the first year of the performance period for the 2022 awards, using the same valuation methodology for purposes of this table. The remeasured fair value of the 2021 awards was $115.15 per share as of December 25, 2021 and $44.19 per share as of December 31, 2022. The remeasured fair value of the 2022 awards was $69.13 per share as of December 31, 2022.

We remeasured the fair value at fiscal year-end of the 2017 and 2018 performance-based restricted stock awards subject to performance conditions based on the probable outcome of the performance conditions as of the last day of the applicable fiscal year and the closing price of Company common stock on the last trading day of the year. We also remeasured the fair value of such awards on the vesting date based on the payout resulting from the Company’s actual performance (as previously disclosed) and the closing price of Company common stock on that date. The estimated payout portion of the 2017 awards based on CAGR in adjusted pre-tax income was 0% at December 28, 2019. The estimated payout portion of the 2018 awards based on CAGR in adjusted pre-tax income was 100% at December 28, 2019 and 50% at December 26, 2020.
The assumptions used to calculate the fair value of stock options did not differ materially from those used to calculate grant date fair value for such awards; we used the Black-Scholes option valuation model to determine fair value as of the applicable year-end or vesting date(s), based on the same methodology previously used to determine grant date fair value, except that we used (a) the closing stock price on the applicable revaluation date as the current fair market value and (b) a reduced expected life, given applicable time lapsed since grant date.
(4)
TSR is determined based on the value of an initial fixed investment of $100 in common stock at December 31, 2019, assuming the reinvestment of dividends. The TSR peer group is the NASDAQ US Benchmark Auto Parts TR Index, as identified in Part II. Item 5 of the Company’s Form 10-K filed with the SEC on March 1, 2023 (the “10-K Peer Group”).

(5)	Net income is calculated in accordance with GAAP and as reported in the Company’s Form 10-K filed with the SEC on March 1, 2023.
(6)
“Adjusted pre-tax income“ means the Company’s consolidated income before income taxes determined in accordance with GAAP, excluding the following items: (a) items generally excluded from earnings per share and earnings before interest, taxes, depreciation and amortization, or EBITDA, by the Company or institutional investors or analysts when evaluating the Company’s performance, such as one-time gains or losses from asset sales, dispute or litigation charges or recoveries, impairment charges, acts of God, restructuring charges and other non-GAAP adjustments, but including normal provisions for slow moving and obsolete inventory and accounts receivable; (b) the impact of any acquisitions, divestitures, discontinuance of business operations, or restructuring; and (c) the cumulative effect of any accounting changes.

While the Company uses numerous financial and nonfinancial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that adjusted pre-tax income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation paid to the Company’s named executive officers, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Adjusted Pre-Tax Income
Named Executive Officers, Footnote [Text Block]
(2)
The other named executive officers for each of the years presented in the table were as follows: for fiscal 2022, Messrs. Braun, Darby, Hession and McKnight; for fiscal 2021, Messrs. Berman, Braun and Hession and Mr. Michael B. Kealey, our then-Executive Vice President, Commercial; and, for fiscal 2020, Messrs. Braun, Darby, Hession and Kealey.

Peer Group Issuers, Footnote [Text Block]
(4)
TSR is determined based on the value of an initial fixed investment of $100 in common stock at December 31, 2019, assuming the reinvestment of dividends. The TSR peer group is the NASDAQ US Benchmark Auto Parts TR Index, as identified in Part II. Item 5 of the Company’s Form 10-K filed with the SEC on March 1, 2023 (the “10-K Peer Group”).

PEO Total Compensation Amount	$ 3,079,982	$ 3,377,508	$ 2,238,694
PEO Actually Paid Compensation Amount	$ 1,006,154	4,229,896	2,707,653
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
SEC rules require certain adjustments be made to the SCT total compensation to determine “compensation actually paid” for purposes of the Pay vs. Performance Table, which are detailed in the table below. None of our named executive officers participate in a defined benefit plan, and so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Adjustments	FY2022		FY2021		FY2020
	CEO	Other NEOs Average	CEO	Other NEOs Average	CEO	Other NEOs Average
Total from SCT	$3,079,982	$1,142,856	$3,377,508	$1,255,441	$2,238,694	$1,244,728
Adjustments for stock and options awards
Subtract: Grant date fair value of Stock and Option Awards(a)	($1,939,418)	($592,064)	($1,469,236)	($349,122)	($825,533)	($489,673)
+: Fair value(b) of equity awards granted during the fiscal year, unvested as of fiscal year-end	$1,368,299	$451,135	$1,467,448	$348,371	$1,374,895	$804,122
+/-: Change in fair value(b) of unvested equity awards granted in prior years and outstanding at beginning and end of fiscal year	($1,289,862)	($421,790)	$750,352	$315,465	($43,367)	$45,513
+/-: Change in fair value(b) for equity awards granted in prior years that vested in the fiscal year	($212,848)	($71,304)	$103,823	$114,678	($37,036)	($23,803)
-: Fair value(b) of equity awards that were forfeited in the fiscal year	—	—	—	—	—	—
Total Impact: Adjustments for stock and option awards	($2,073,829)	($634,022)	$852,388	$ 429,393	$468,959	$336,159
Compensation Actually Paid (as calculated)	$1,006,154	$508,834	$4,229,896	$1,684,833	$2,707,653	$1,580,887
(a)	The amounts reported in this row represent the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the SCT for the applicable year.
(b)
We used a Monte Carlo simulation model to determine the grant date fair value of the 2019 and 2020 performance-based restricted stock awards that would vest based on the Company’s TSR and revalued those awards as of the end of the first, second, and third years of the performance period using the same valuation methodology for purposes of this table. We also remeasured the fair value on the vesting date based on the payout resulting from the Company’s actual RTSR (as previously disclosed for the 2019 awards) and the closing price of Company common stock on the vesting date. The remeasured fair value of the 2019 awards was $40.29 per share as of December 28, 2019 and $61.37 per share as of December 26, 2020 and $110.25 as of December 25, 2021. The remeasured fair value of the 2020 awards was $100.97 per share as of December 26, 2020 and $117.09 per share as of December 25, 2021 and $113.14 as of December 31, 2022. We also used a Monte Carlo simulation model to determine the grant date fair value of the 2021 and 2022 performance-based restricted stock awards that would vest based on the Company’s TSR and revalued those awards at the end of the first and second years of the performance period for the 2021 awards and the first year of the performance period for the 2022 awards, using the same valuation methodology for purposes of this table. The remeasured fair value of the 2021 awards was $115.15 per share as of December 25, 2021 and $44.19 per share as of December 31, 2022. The remeasured fair value of the 2022 awards was $69.13 per share as of December 31, 2022.

We remeasured the fair value at fiscal year-end of the 2017 and 2018 performance-based restricted stock awards subject to performance conditions based on the probable outcome of the performance conditions as of the last day of the applicable fiscal year and the closing price of Company common stock on the last trading day of the year. We also remeasured the fair value of such awards on the vesting date based on the payout resulting from the Company’s actual performance (as previously disclosed) and the closing price of Company common stock on that date. The estimated payout portion of the 2017 awards based on CAGR in adjusted pre-tax income was 0% at December 28, 2019. The estimated payout portion of the 2018 awards based on CAGR in adjusted pre-tax income was 100% at December 28, 2019 and 50% at December 26, 2020.
The assumptions used to calculate the fair value of stock options did not differ materially from those used to calculate grant date fair value for such awards; we used the Black-Scholes option valuation model to determine fair value as of the applicable year-end or vesting date(s), based on the same methodology previously used to determine grant date fair value, except that we used (a) the closing stock price on the applicable revaluation date as the current fair market value and (b) a reduced expected life, given applicable time lapsed since grant date.

Non-PEO NEO Average Total Compensation Amount	$ 1,142,856	1,255,441	1,244,728
Non-PEO NEO Average Compensation Actually Paid Amount	$ 508,834	1,684,833	1,580,887
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
SEC rules require certain adjustments be made to the SCT total compensation to determine “compensation actually paid” for purposes of the Pay vs. Performance Table, which are detailed in the table below. None of our named executive officers participate in a defined benefit plan, and so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Adjustments	FY2022		FY2021		FY2020
	CEO	Other NEOs Average	CEO	Other NEOs Average	CEO	Other NEOs Average
Total from SCT	$3,079,982	$1,142,856	$3,377,508	$1,255,441	$2,238,694	$1,244,728
Adjustments for stock and options awards
Subtract: Grant date fair value of Stock and Option Awards(a)	($1,939,418)	($592,064)	($1,469,236)	($349,122)	($825,533)	($489,673)
+: Fair value(b) of equity awards granted during the fiscal year, unvested as of fiscal year-end	$1,368,299	$451,135	$1,467,448	$348,371	$1,374,895	$804,122
+/-: Change in fair value(b) of unvested equity awards granted in prior years and outstanding at beginning and end of fiscal year	($1,289,862)	($421,790)	$750,352	$315,465	($43,367)	$45,513
+/-: Change in fair value(b) for equity awards granted in prior years that vested in the fiscal year	($212,848)	($71,304)	$103,823	$114,678	($37,036)	($23,803)
-: Fair value(b) of equity awards that were forfeited in the fiscal year	—	—	—	—	—	—
Total Impact: Adjustments for stock and option awards	($2,073,829)	($634,022)	$852,388	$ 429,393	$468,959	$336,159
Compensation Actually Paid (as calculated)	$1,006,154	$508,834	$4,229,896	$1,684,833	$2,707,653	$1,580,887
(a)	The amounts reported in this row represent the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the SCT for the applicable year.
(b)
We used a Monte Carlo simulation model to determine the grant date fair value of the 2019 and 2020 performance-based restricted stock awards that would vest based on the Company’s TSR and revalued those awards as of the end of the first, second, and third years of the performance period using the same valuation methodology for purposes of this table. We also remeasured the fair value on the vesting date based on the payout resulting from the Company’s actual RTSR (as previously disclosed for the 2019 awards) and the closing price of Company common stock on the vesting date. The remeasured fair value of the 2019 awards was $40.29 per share as of December 28, 2019 and $61.37 per share as of December 26, 2020 and $110.25 as of December 25, 2021. The remeasured fair value of the 2020 awards was $100.97 per share as of December 26, 2020 and $117.09 per share as of December 25, 2021 and $113.14 as of December 31, 2022. We also used a Monte Carlo simulation model to determine the grant date fair value of the 2021 and 2022 performance-based restricted stock awards that would vest based on the Company’s TSR and revalued those awards at the end of the first and second years of the performance period for the 2021 awards and the first year of the performance period for the 2022 awards, using the same valuation methodology for purposes of this table. The remeasured fair value of the 2021 awards was $115.15 per share as of December 25, 2021 and $44.19 per share as of December 31, 2022. The remeasured fair value of the 2022 awards was $69.13 per share as of December 31, 2022.

We remeasured the fair value at fiscal year-end of the 2017 and 2018 performance-based restricted stock awards subject to performance conditions based on the probable outcome of the performance conditions as of the last day of the applicable fiscal year and the closing price of Company common stock on the last trading day of the year. We also remeasured the fair value of such awards on the vesting date based on the payout resulting from the Company’s actual performance (as previously disclosed) and the closing price of Company common stock on that date. The estimated payout portion of the 2017 awards based on CAGR in adjusted pre-tax income was 0% at December 28, 2019. The estimated payout portion of the 2018 awards based on CAGR in adjusted pre-tax income was 100% at December 28, 2019 and 50% at December 26, 2020.
The assumptions used to calculate the fair value of stock options did not differ materially from those used to calculate grant date fair value for such awards; we used the Black-Scholes option valuation model to determine fair value as of the applicable year-end or vesting date(s), based on the same methodology previously used to determine grant date fair value, except that we used (a) the closing stock price on the applicable revaluation date as the current fair market value and (b) a reduced expected life, given applicable time lapsed since grant date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Comparisons
The charts below show, for the past three years, the following: (i) the relationship of the Company’s TSR relative to its peers in the 10-K Peer Group; and (ii) the relationship of “compensation actually paid“ to our chief executive officer and each of our other named executive officers as a group and each of (a) the Company’s TSR; (b) the Company’s net income; and (c) the Company’s adjusted pre-tax income. TSR amounts represent the return on a $100 investment in common stock as of December 31, 2019, assuming the reinvestment of dividends.

Compensation Actually Paid vs. Net Income [Text Block]
Comparisons
The charts below show, for the past three years, the following: (i) the relationship of the Company’s TSR relative to its peers in the 10-K Peer Group; and (ii) the relationship of “compensation actually paid“ to our chief executive officer and each of our other named executive officers as a group and each of (a) the Company’s TSR; (b) the Company’s net income; and (c) the Company’s adjusted pre-tax income. TSR amounts represent the return on a $100 investment in common stock as of December 31, 2019, assuming the reinvestment of dividends.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Comparisons
The charts below show, for the past three years, the following: (i) the relationship of the Company’s TSR relative to its peers in the 10-K Peer Group; and (ii) the relationship of “compensation actually paid“ to our chief executive officer and each of our other named executive officers as a group and each of (a) the Company’s TSR; (b) the Company’s net income; and (c) the Company’s adjusted pre-tax income. TSR amounts represent the return on a $100 investment in common stock as of December 31, 2019, assuming the reinvestment of dividends.

Total Shareholder Return Vs Peer Group [Text Block]
Comparisons
The charts below show, for the past three years, the following: (i) the relationship of the Company’s TSR relative to its peers in the 10-K Peer Group; and (ii) the relationship of “compensation actually paid“ to our chief executive officer and each of our other named executive officers as a group and each of (a) the Company’s TSR; (b) the Company’s net income; and (c) the Company’s adjusted pre-tax income. TSR amounts represent the return on a $100 investment in common stock as of December 31, 2019, assuming the reinvestment of dividends.

Tabular List [Table Text Block]
Most Important Financial Measures
The performance measures used to link compensation actually paid to our named executive officers for fiscal 2022 to Company performance are as follows:
Performance Measures
Net Sales
Adjusted Pre-tax Income
Relative TSR as compared with constituent companies in the S&P Growth Index
We believe these measures adequately align named executive officer incentives with the Company’s objectives, consistent with our compensation philosophy, as more fully described under “Executive Compensation: Compensation Discussion and Analysis.“

Total Shareholder Return Amount	$ 108	142	119
Peer Group Total Shareholder Return Amount	108	139	114
Net Income (Loss)	$ 121,549,000	$ 131,532,000	$ 106,870,000
Company Selected Measure Amount	189,800,000	182,700,000	143,050,000
PEO Name	Mr. Olsen	Mr. Olsen	Mr. Olsen
Remeasured fair value of 2019 awards				$ 110.25	$ 61.37	$ 40.29
Remeasured fair value of 2020 awards	$ 113.14			117.09	$ 100.97
Remeasured fair value of 2021 awards	44.19			$ 115.15
Remeasured fair value of 2022 awards	$ 69.13
Estimated payout percentage for 2017 awards						0.00%
Estimated payout percentage for 2018 awards					50.00%	100.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-tax Income
Non-GAAP Measure Description [Text Block]
(6)
“Adjusted pre-tax income“ means the Company’s consolidated income before income taxes determined in accordance with GAAP, excluding the following items: (a) items generally excluded from earnings per share and earnings before interest, taxes, depreciation and amortization, or EBITDA, by the Company or institutional investors or analysts when evaluating the Company’s performance, such as one-time gains or losses from asset sales, dispute or litigation charges or recoveries, impairment charges, acts of God, restructuring charges and other non-GAAP adjustments, but including normal provisions for slow moving and obsolete inventory and accounts receivable; (b) the impact of any acquisitions, divestitures, discontinuance of business operations, or restructuring; and (c) the cumulative effect of any accounting changes.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR as compared with constituent companies in the S&P Growth Index
PEO [Member] | Adjustments for Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,073,829)	$ 852,388	$ 468,959
PEO [Member] | Grant Date Fair Value of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,939,418)	(1,469,236)	(825,533)
PEO [Member] | Fair value of Equity Awards Granted During the Fiscal Year, Unvested as of Fiscal Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,368,299	1,467,448	1,374,895
PEO [Member] | Change in Fair Value of Unvested Equity Awards Granted in Prior Years and Outstanding at Beginning and End of Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,289,862)	750,352	(43,367)
PEO [Member] | Change in Fair Value for Equity Awards Granted in Prior Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(212,848)	103,823	(37,036)
PEO [Member] | Fair Value of Equity Awards that were Forfeited in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustments for Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(634,022)	429,393	336,159
Non-PEO NEO [Member] | Grant Date Fair Value of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(592,064)	(349,122)	(489,673)
Non-PEO NEO [Member] | Fair value of Equity Awards Granted During the Fiscal Year, Unvested as of Fiscal Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	451,135	348,371	804,122
Non-PEO NEO [Member] | Change in Fair Value of Unvested Equity Awards Granted in Prior Years and Outstanding at Beginning and End of Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(421,790)	315,465	45,513
Non-PEO NEO [Member] | Change in Fair Value for Equity Awards Granted in Prior Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(71,304)	114,678	(23,803)
Non-PEO NEO [Member] | Fair Value of Equity Awards that were Forfeited in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0